Note 4 - Investment and Equity Securities - Amortized Cost and Fair Values of Securities Available for Sale (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Amortized cost	$ 108,937	$ 103,401
Gross unrealized gains	5,435	2,466
Gross unrealized losses	(12)	(134)
Investment securities available for sale, at fair value	114,360	105,733
Subordinated Debt Securities [Member]
Amortized cost	21,050	4,000
Gross unrealized gains	254	126
Gross unrealized losses	(7)	0
Investment securities available for sale, at fair value	21,297	4,126
Taxable Municipal Bonds [Member]
Amortized cost	500	500
Gross unrealized gains	2	1
Gross unrealized losses	0	0
Investment securities available for sale, at fair value	502	501
Nontaxable Municipal Bonds [Member]
Amortized cost	73,157	80,436
Gross unrealized gains	4,643	2,065
Gross unrealized losses	0	(25)
Investment securities available for sale, at fair value	77,800	82,476
Mortgage-backed Securities, Issued by US Government Sponsored Enterprises [Member]
Amortized cost	14,230	18,465
Gross unrealized gains	536	274
Gross unrealized losses	(5)	(109)
Investment securities available for sale, at fair value	$ 14,761	$ 18,630